Notional or Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Commercial loans unused lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Asset	$ 27,089	$ 25,814
Commitment to originate loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Asset	15,909	15,350
Consumer open end lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Asset	37,971	36,938
Standby lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Asset	$ 46	$ 0